Investments in Financial Instruments	12 Months Ended
Dec. 31, 2023
Investments in Financial Instruments
Investments in Financial Instruments
9.	Investments in Financial Instruments

At December 31, 2023 and 2022, the Group had the following investments in financial instruments:

	2023		2022
Equity instruments measured at FVOCIL:
Open-Ended Fund (1)	Ps.	674,451	Ps.	773,209
Publicly traded equity instruments (2)		1,912,150		2,611,053
		2,586,601		3,384,262
Other		—		5,223
	Ps.	2,586,601	Ps.	3,389,485

(1)	The Group has an investment in an Open-Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the Net Asset Value (“NAV”) per share as of such redemption date. The fair value of this fund is determined by using the NAV per share. The NAV per share is calculated by determining the value of the fund assets, all of which are measured at fair value, and subtracting all of the fund liabilities and dividing the result by the total number of issued shares.
(2)	Their fair value of publicly traded equity instruments is determined by using quoted market prices at the measurement date.

A roll forward of investments in financial assets at FVOCIL for the years ended December 31, 2023 and 2022 is presented as follows:

			Publicly Traded
	Open-Ended		Equity
	Fund (1)		Instruments		Total
At January 1, 2023	Ps.	773,209	Ps.	2,611,053	Ps.	3,384,262
Change in fair value in other comprehensive loss		(98,758)		(698,903)		(797,661)
At December 31, 2023	Ps.	674,451	Ps.	1,912,150	Ps.	2,586,601

			Publicly Traded
	Open-Ended		Equity		Other Equity
	Fund (1)		Instruments		Instruments		Total
At January 1, 2022	Ps.	945,176	Ps.	3,517,711	Ps.	1,607,969	Ps.	6,070,856
Disposition of investments		-		-		(1,607,969)		(1,607,969)
Change in fair value in other comprehensive loss		(171,967)		(906,658)		—		(1,078,625)
At December 31, 2022	Ps.	773,209	Ps.	2,611,053	Ps.	—	Ps.	3,384,262

(1)	The foreign exchange loss derived from the investment in the Open-Ended Fund for the years ended December 31, 2023 and 2022, respectively, was hedged by a foreign exchange gain derived from Senior Notes of the Company designated as hedging instruments for the years ended December 31, 2023 and 2022, respectively, in the amount of Ps.98,017 and Ps.114,046, respectively (see Notes 14 and 23).

The maximum exposure to credit risk of the investments in financial instruments as of December 31, 2023 and 2022 is the carrying amounts of the financial assets (see Note 4).